Operating Lease Right of Use Assets - Schedule of Operating Lease Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Operating Lease Expenses [Line Items]
Total operating lease expenses	$ 1,434,503	$ 2,210,841	$ 3,390,748
Cost of revenues [Member]
Schedule of Operating Lease Expenses [Line Items]
Total operating lease expenses	$ 1,434,503	$ 2,210,841	$ 3,390,748